Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Line Items]
Business Description and Basis of Presentation [Text Block]
Wells Fargo & Company is a diversified financial services company. We provide banking, trust and investments, mortgage banking, investment banking, retail banking, brokerage, and consumer and commercial finance through banking locations, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in foreign countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.
Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry.

Use of Estimates
To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements, income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including:

•	allowance for credit losses (Note 6 (Loans and Allowance for Credit Losses));

•
valuations of residential mortgage servicing rights (MSRs) (Note 9 (Securitizations and Variable Interest Entities) and Note 10 (Mortgage Banking Activities)) and financial instruments (Note 18 (Fair Values of Assets and Liabilities));

•	liabilities for contingent litigation losses (Note 16 (Legal Actions)); and

•	income taxes (Note 23 (Income Taxes)).

Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Accounting Standards Adopted in 2018
In 2018, we adopted the following new accounting guidance:

•
Accounting Standards Update (ASU or Update) 2018-14 – Compensation – Retirement Benefits – Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans

•	ASU 2018-02 – Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

•	ASU 2017-09 – Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting;

•	ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost;

•
ASU 2017-05 – Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets;

•	ASU 2017-01 – Business Combinations (Topic 805): Clarifying the Definition of a Business;

•	ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash;

•	ASU 2016-16 – Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory;

•	ASU 2016-15 – Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments;

•	ASU 2016-04 – Liabilities – Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products;

•	ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities; and

•	ASU 2014-09 – Revenue from Contracts With Customers (Topic 606) and subsequent related Updates.

Consolidation
Consolidation
Our consolidated financial statements include the accounts of the Parent and our subsidiaries in which we have a controlling interest.
We are also a variable interest holder in certain entities in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as variable interest entities (VIEs)). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. We consolidate a VIE if we are the primary beneficiary. We are the primary beneficiary if we have a controlling financial interest, which includes both the power to direct the activities that most significantly impact the VIE and a variable interest that potentially could be significant to the VIE. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis.
Significant intercompany accounts and transactions are eliminated in consolidation. When we have significant influence over operating and financing decisions for a company but do not own a majority of the voting equity interests, we account for the investment using the equity method of accounting, which requires us to recognize our proportionate share of the company’s earnings. If we do not have significant influence, we account for the equity security under the fair value method, cost method or measurement alternative.

Cash and Due From Banks
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash include cash on hand, cash items in transit, and amounts due from or held with other depository institutions. See Note 3 (Cash, Loan and Dividend Restrictions) for the nature of our restrictions on cash and cash equivalents.

Securities Purchased and Sold Agreements
Securities Purchased and Sold Agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. We monitor the fair value of securities purchased and sold and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

Mortgages and Loans Held for Sale
Mortgage Loans and Loans Held for Sale
Mortgage loans held for sale (MLHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We have elected the fair value option for substantially all residential MLHFS (see Note 18 (Fair Values of Assets and Liabilities)). The remaining residential MLHFS are held at the lower of cost or fair value (LOCOM) and are valued on an aggregate portfolio basis. Commercial MLHFS are held at LOCOM and are valued on an individual loan basis.
Loans held for sale (LHFS) includes commercial loans originated for sale in the secondary market and loans used in market-making activities in our trading business. The loans held for trading purposes are carried at fair value, with the remainder of LHFS recorded at LOCOM.
Gains and losses on MLHFS are recorded in mortgage banking noninterest income. Gains and losses on LHFS used in trading activities are recognized in net gains from trading activities, with gains and losses on LHFS not used in trading activities recognized in other noninterest income. Direct loan origination costs and fees for MLHFS and LHFS under the fair value option are recognized in income at origination. For MLHFS and LHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in income at time of sale. Interest income on MLHFS and LHFS is calculated based upon the note rate of the loan and is recorded in interest income.
Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our management evaluation processes, including corporate asset/liability management. In determining the “foreseeable future” for loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. If subsequent changes, including changes in interest rates, significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans. Upon such management determination, we immediately transfer these loans to the MLHFS or LHFS portfolio at LOCOM.

Loans
Loans
Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.
Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.
We have certain private label and co-brand credit card loans through a program agreement that involves our active participation in the operating activity of the program with a third party. We share in the economic results of the loans subject to this agreement. We consider the program to be a collaborative arrangement and therefore report our share of revenue and losses on a net basis in interest income for loans, other noninterest income and provision for credit losses as applicable. Our net share of revenue from this activity represented less than 1% of our total revenues for 2018.
Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related non-recourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.

NONACCRUAL AND PAST DUE LOANS We generally place loans on nonaccrual status when:

•
the full and timely collection of interest or principal becomes uncertain (generally based on an assessment of the borrower’s financial condition and the adequacy of collateral, if any), such as in bankruptcy or other circumstances;

•	they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection;

•
part of the principal balance has been charged off, except for credit card loans, which are generally not placed on nonaccrual status, but are generally fully charged off when the loan reaches 180 days past due; or

•	for junior lien mortgages, we have evidence that the related first lien mortgage may be 120 days past due or in the process of foreclosure regardless of the junior lien delinquency status.

PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible and an accretable yield is established. Accordingly, such loans are not classified as nonaccrual because they continue to earn interest from accretable yield, independent of performance in accordance of their contractual terms, and we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).
When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and suspend amortization of any net deferred fees. If the ultimate collectability of the recorded loan balance is in doubt on a nonaccrual loan, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.
We typically re-underwrite modified loans at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower’s financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will generally remain in accruing status. When a loan classified as a troubled debt restructuring (TDR) performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.
Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value (fair value of collateral, less estimated costs to sell) for loans secured by collateral when:

•	management judges the loan to be uncollectible;

•	repayment is deemed to be protracted beyond reasonable time frames;

•	the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;

•	the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or

•	the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, we fully charge off or charge down to net realizable value when deemed uncollectible due to bankruptcy or other factors, or no later than reaching a defined number of days past due, as follows:

•	1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.

•	Automobile loans – We generally fully charge off when the loan is 120 days past due.

•	Credit card loans – We generally fully charge off when the loan is 180 days past due.

•	Unsecured loans (closed end) – We generally fully charge off when the loan is 120 days past due.

•	Unsecured loans (open end) – We generally fully charge off when the loan is 180 days past due.

•	Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

IMPAIRED LOANS We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower’s financial condition and the adequacy of collateral, if any. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status.
When we identify a loan as impaired, we generally measure the impairment, if any, based on the difference between the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount) and the present value of expected future cash flows, discounted at the loan’s effective interest rate. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan’s effective interest rate over the remaining life of the loan. When collateral is the sole source of repayment for the impaired loan, rather than the borrower’s income or other sources of repayment, we charge down to net realizable value.

TROUBLED DEBT RESTRUCTURINGS In situations where, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral, if applicable. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans. Other than resolutions such as foreclosures, sales and transfers to held-for-sale, we may remove loans held for investment from TDR classification, but only if they have been refinanced or restructured at market terms and qualify as a new loan.

PURCHASED CREDIT-IMPAIRED LOANS Loans acquired with evidence of credit deterioration since their origination and where it is probable that we will not collect all contractually required principal and interest payments are PCI loans. PCI loans are recorded at fair value at the date of acquisition, and the historical allowance for credit losses related to these loans is not carried over. Fair value at date of acquisition is generally determined using a discounted cash flow method and any excess cash flow expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans if aggregated based on common risk characteristics. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference. Based on quarterly evaluations of remaining cash flows expected to be collected, expected decreases may result in recording a provision for loss and expected increases may result in a prospective yield adjustment after first reversing any allowance for losses related to the loan, or pool of loans.
Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in other noninterest income, and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool, which assumes that the amount received from resolution approximates pool performance expectations. Any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. We may also sell groups of loans from a pool and include any gains or losses on sales to third parties in other noninterest income. Any difference between the amount received from the buyer and the contractual amount due from the customer is absorbed by the nonaccretable difference for the entire pool. We maintain the effective yield for the remaining loans in the pool consistent with the yield immediately prior to the sale.
Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference. We include these TDRs in our impaired loans.

FORECLOSED ASSETS  Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property. Certain government-guaranteed mortgage loans upon foreclosure are included in accounts receivable, not foreclosed assets. These receivables were loans predominantly insured by the FHA or guaranteed by the VA and are measured based on the balance expected to be recovered from the FHA or VA.

ALLOWANCE FOR CREDIT LOSSES (ACL) The allowance for credit losses is management’s estimate of credit losses inherent in the loan portfolio, including unfunded credit commitments, at the balance sheet date. We have an established process to determine the appropriateness of the allowance for credit losses that assesses the losses inherent in our portfolio and related unfunded credit commitments. We develop and document our allowance methodology at the portfolio segment level – commercial loan portfolio and consumer loan portfolio. While we attribute portions of the allowance to our respective commercial and consumer portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments.
Our process involves procedures to appropriately consider the unique risk characteristics of our commercial and consumer loan portfolio segments. For each portfolio segment, losses are estimated collectively for groups of loans with similar characteristics, individually or pooled for impaired loans or, for PCI loans, based on the changes in cash flows expected to be collected.
Our allowance levels are influenced by loan volumes, loan grade migration or delinquency status, historic loss experience and other conditions influencing loss expectations, such as economic conditions.

COMMERCIAL PORTFOLIO SEGMENT ACL METHODOLOGY Generally, commercial loans are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. Our estimation approach for the commercial portfolio reflects the estimated probability of default in accordance with the borrower’s financial strength and the severity of loss in the event of default, considering the quality of any underlying collateral. Probability of default and severity at the time of default are statistically derived through historical observations of default and losses after default within each credit risk rating. These estimates are adjusted as appropriate based on additional analysis of long-term average loss experience compared to previously forecasted losses, external loss data or other risks identified from current economic conditions and credit quality trends. The estimated probability of default and severity at the time of default are applied to loan equivalent exposures to estimate losses for unfunded credit commitments.
The allowance also includes an amount for the estimated impairment on nonaccrual commercial loans and commercial loans modified in a TDR, whether on accrual or nonaccrual status.

CONSUMER PORTFOLIO SEGMENT ACL METHODOLOGY For consumer loans that are not identified as a TDR, we generally determine the allowance on a collective basis utilizing forecasted losses to represent our best estimate of inherent loss. We pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages and credit cards. As appropriate and to achieve greater accuracy, we may further stratify selected portfolios by sub-product, origination channel, vintage, loss type, geographic location and other predictive characteristics. Models designed for each pool are utilized to develop the loss estimates. We use assumptions for these pools in our forecast models, such as historic delinquency and default, loss severity, home price trends, unemployment trends, and other key economic variables that may influence the frequency and severity of losses in the pool.
In determining the appropriate allowance attributable to our residential mortgage portfolio, we take into consideration portfolios determined to be at elevated risk, such as junior lien mortgages behind delinquent first lien mortgages and junior lien lines of credit subject to near term significant payment increases. We incorporate the default rates and severity of loss for these higher risk portfolios, including the impact of our established loan modification programs. Accordingly, the loss content associated with the effects of loan modifications and higher risk portfolios has been captured in our ACL methodology.
We separately estimate impairment for consumer loans that have been modified in a TDR (including trial modifications), whether on accrual or nonaccrual status.

OTHER ACL MATTERS  The allowance for credit losses for both portfolio segments includes an amount for imprecision or uncertainty that may change from period to period. This amount represents management’s judgment of risks inherent in the processes and assumptions used in establishing the allowance. This imprecision considers economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends and emerging risk assessments.

Securitizations and Beneficial Interests
Securitizations and Beneficial Interests
In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as a Special Purpose Entity (SPE), which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.
The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.
For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in noninterest income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and verified against market observable data, where possible. Interests retained from and liabilities incurred in securitizations with off-balance sheet entities include debt and equity securities, loans, MSRs, derivative assets and liabilities, other assets, other liabilities, such as liabilities for mortgage repurchase losses or long-term debt and are accounted for as described within this Note.

Mortgage Servicing Rights
Mortgage Servicing Rights (MSRs)
We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM. The valuation and sensitivity of MSRs is discussed further in Note 9 (Securitizations and Variable Interest Entities), Note 10 (Mortgage Banking Activities) and Note 18 (Fair Values of Assets and Liabilities).
For MSRs carried at fair value, changes in fair value are reported in mortgage banking noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in mortgage banking noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.
MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation allowance is established. The valuation allowance is adjusted as the fair value changes.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.
We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life (up to 8 years) or the lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Intangible Assets
Goodwill and Identifiable Intangible Assets
Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.
We assess goodwill for impairment at a reporting unit level on an annual basis or more frequently in certain circumstances. We have determined that our reporting units are one level below the operating segments and distinguish these reporting units based on how the segments and reporting units are managed, taking into consideration the economic characteristics, nature of the products, and customers of the segments and reporting units. At the time we acquire a business, we allocate goodwill to applicable reporting units based on their relative fair value, and if we have a significant business reorganization, we may reallocate the goodwill. If we sell a business, a portion of goodwill is included with the carrying amount of the divested business.
We have the option of performing a qualitative assessment of goodwill. We may also elect to bypass the qualitative test and proceed directly to a quantitative test. If we perform a qualitative assessment of goodwill to test for impairment and conclude it is more likely than not that a reporting unit’s fair value is greater than its carrying amount, quantitative tests are not required. However, if we determine it is more likely than not that a reporting unit’s fair value is less than its carrying amount, then we complete a quantitative assessment to determine if there is goodwill impairment. We apply various quantitative valuation methodologies, including discounted cash flow and earnings multiple approaches, to determine the estimated fair value, which is compared to the carrying value of each reporting unit. If the fair value is less than the carrying amount, an additional test is required to measure the amount of impairment. We recognize impairment losses as a charge to other noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.
We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
DERIVATIVES We recognize all derivatives on the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) qualifying for hedge accounting in a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment, including hedges of foreign currency exposure (“fair value hedge”), (2) qualifying for hedge accounting in a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) held for customer accommodation trading or asset/liability risk management or other purposes, including economic hedges not qualifying for hedge accounting. For derivatives not designated as a fair value or cash flow hedge, we report changes in the fair values in current period noninterest income. For additional information on derivative assets and liabilities used in our trading business, see Note 4 (Trading Activities).

DOCUMENTATION AND EFFECTIVENESS ASSESSMENT FOR ACCOUNTING HEDGES For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. We assess hedge effectiveness using regression analysis, both at inception of the hedging relationship and on an ongoing basis. For fair value hedges, the regression analysis involves regressing the periodic change in fair value of the hedging instrument against the periodic changes in fair value of the asset or liability being hedged due to changes in the hedged risk(s). For cash flow hedges, the regression analysis involves regressing the periodic changes in fair value of the hedging instrument against the periodic changes in fair value of the hypothetical derivative. The hypothetical derivative has terms that identically match and offset the cash flows of the forecasted transaction being hedged due to changes in the hedged risk(s). The initial assessment for fair value and cash flow hedges includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method.

FAIR VALUE HEDGES For a fair value hedge, we record changes in the fair value of the derivative in current period income, except for certain derivatives in which a portion is recorded to OCI. We record basis adjustments to the amortized cost of the hedged asset or liability due to the changes in fair value related to the hedged risk with the offset recorded in current period net income. We present derivative gains or losses in the same income statement category as the hedged asset or liability, as follows:

•	For fair value hedges of interest rate risk, amounts are reflected in net interest income;

•
For hedges of foreign currency risk, amounts representing the fair value changes less the accrual for periodic cash flow settlements are reflected in noninterest income. The periodic cash flow settlements are reflected in net interest income;

•
For hedges of both interest rate risk and foreign currency risk, amounts representing the fair value change less the accrual for periodic cash flow settlements is attributed to both net interest income and noninterest income. The periodic cash flow settlements are reflected in net interest income.

The entire derivative gain or loss is included in the assessment of hedge effectiveness for all fair value hedge relationships, except for hedges of foreign-currency denominated available-for-sale debt securities and long-term debt liabilities, as follows:

•
When hedged with cross-currency swaps, the change in fair value of the derivative attributable to cross-currency basis spread changes component is excluded from the assessment of hedge effectiveness. The initial fair value of the excluded component is amortized to net interest income. For these hedges, the difference between changes in fair value of the excluded component and the amount recorded in earnings is recorded in OCI;

•
When hedged with foreign currency forward derivatives, the change in fair value of the derivative attributable to the time value component related to the changes in the difference between the spot and forward price is excluded from the assessment of hedge effectiveness. For these hedges, the changes in fair value of the excluded component are recorded in net interest income.

CASH FLOW HEDGES For a cash flow hedge, we record changes in the fair value of the derivative in OCI. We subsequently reclassify gains and losses from these changes in fair value from OCI to net income in the same period(s) that the hedged transaction affects net income and in the same income statement category as the hedged item, thus to net interest income. The entire gain or loss on these derivatives is included in the assessment of hedge effectiveness.

DISCONTINUING HEDGE ACCOUNTING We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) we elect to discontinue the designation of a derivative as a hedge, or (4) in a cash flow hedge, a derivative is de-designated because it is no longer probable that a forecasted transaction will occur.
When we discontinue fair value hedge accounting, we no longer adjust the previously hedged asset or liability for changes in fair value, and remaining cumulative adjustments to the hedged item and accumulated amounts reported in OCI are accounted for in the same manner as other components of the carrying amount of the asset or liability. If the hedged item is derecognized, the accumulated amounts reported in OCI are immediately reclassified to net income. If the derivative continues to be held after fair value hedge accounting ceases, we carry the derivative on the balance sheet at its fair value with changes in fair value included in noninterest income.
When we discontinue cash flow hedge accounting and it is probable that the forecasted transaction will occur, the accumulated amount reported in OCI at the de-designation date continues to be reported in OCI until the forecasted transaction affects net income at which point the related OCI amount is reclassified to net income. If cash flow hedge accounting is discontinued and it is probable the forecasted transaction will no longer occur, the accumulated gains and losses reported in OCI at the de-designation date is immediately reclassified to net income. If the derivative continues to be held after cash flow hedge accounting ceases, we carry the derivative on the balance sheet at its fair value with changes in fair value included in noninterest income.

EMBEDDED DERIVATIVES We may purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in net income, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried at fair value with changes recorded in current period noninterest income.

COUNTERPARTY CREDIT RISK AND NETTING By using derivatives, we are exposed to counterparty credit risk, which is the risk that counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to legally enforceable master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. Counterparty credit risk related to derivatives is considered in determining fair value and our assessment of hedge effectiveness. To the extent derivatives subject to master netting arrangements meet the applicable requirements, including determining the legal enforceability of the arrangement, it is our policy to present derivative balances and related cash collateral amounts net on the balance sheet. In the second quarter of 2017, we adopted Settlement to Market treatment for the cash collateralizing our interest rate derivative contracts with certain centrally cleared counterparties. As a result of this adoption, derivative balances with these counterparties are considered settled by the collateral.
For additional information on our derivatives and hedging activities, see Note 17 (Derivatives).

Operating Lease Assets
Operating Lease Assets
Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the estimated useful life, considering the estimated residual value of the leased asset. The useful life may be adjusted to the term of the lease depending on our plans for the asset after the lease term. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.

Pension Accounting
Pension Accounting
We account for our defined benefit pension plans using an actuarial model. Two principal assumptions in determining net periodic pension cost are the discount rate and the expected long-term rate of return on plan assets.
A discount rate is used to estimate the present value of our future pension benefit obligations. We use a consistent methodology to determine the discount rate using a yield curve with maturity dates that closely match the estimated timing of the expected benefit payments for our plans. The yield curve is derived from a broad-based universe of high quality corporate bonds as of the measurement date.
Our determination of the reasonableness of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns under two sets of conditions: (1) projected returns using several forward-looking capital market assumptions, and (2) historical returns for the main asset classes dating back to 1970 or the earliest period for which historical data was readily available for the asset classes included. Using long-term historical data allows us to capture multiple economic environments, which we believe is relevant when using historical returns. We place greater emphasis on the forward-looking return and risk assumptions than on historical results. We use the resulting projections to derive a base line expected rate of return and risk level for the Cash Balance Plan’s prescribed asset mix. We evaluate the portfolio based on: (1) the established target asset allocations over short term (one-year) and longer term (ten-year) investment horizons, and (2) the range of potential outcomes over these horizons within specific standard deviations. We perform the above analyses to assess the reasonableness of our expected long-term rate of return on plan assets. We consider the expected rate of return to be a long-term average view of expected returns.
At year end, we re-measure our defined benefit plan liabilities and related plan assets and recognize any resulting actuarial gain or loss in other comprehensive income. We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period, which at December 31, 2018, is 19 years. See Note 22 (Employee Benefits and Other Expenses) for additional information on our pension accounting.

Income Taxes
Income Taxes
We file consolidated and separate company U.S. federal income tax returns, foreign tax returns and various combined and separate company state tax returns.
We evaluate two components of income tax expense: current and deferred income tax expense. Current income tax expense represents our estimated taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred tax assets are recognized subject to management’s judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting our realization criteria represent unrecognized tax benefits. We account for interest and penalties as a component of income tax expense. In 2018, we finalized the recognition of the U.S. tax expense associated with a deemed repatriation of undistributed earnings of certain non-U.S. subsidiaries as required under the 2017 Tax Act. We do not intend to distribute these earnings in a taxable manner, and therefore intend to limit distributions to foreign earnings previously taxed in the U.S., that would qualify for the 100% dividends received deduction, and that would not result in any significant state or foreign taxes. All other undistributed foreign earnings will continue to be permanently reinvested outside the U.S.
See Note 23 (Income Taxes) to Financial Statements in this Report for a further description of our provision for income taxes and related income tax assets and liabilities.

Stock-Based Compensation
Stock-Based Compensation
We have stock-based employee compensation plans as more fully discussed in Note 20 (Common Stock and Stock Plans). Our Long-Term Incentive Compensation Plan provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, restricted share rights (RSRs), performance share awards (PSAs) and stock awards without restrictions. For most awards, we measure the cost of employee services received in exchange for an award of equity instruments, such as stock options, RSRs or PSAs, based on the fair value of the award on the grant date. The cost is normally recognized in our income statement over the vesting period of the award; awards with graded vesting are expensed on a straight-line method. Awards that continue to vest after retirement are expensed over the shorter of the period of time between the grant date and the final vesting period or between the grant date and when a team member becomes retirement eligible; awards to team members who are retirement eligible at the grant date are subject to immediate expensing upon grant.
Beginning in 2013, certain RSRs and all PSAs granted include discretionary conditions that can result in forfeiture and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price. For PSAs, compensation expense also fluctuates based on the estimated outcome of meeting the performance conditions.

Earnings Per Common Share
Earnings Per Common Share
We compute earnings per common share by dividing net income (after deducting dividends on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends on preferred stock) by the average number of common shares outstanding during the year plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
We use fair value measurements in our fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as instruments used in our trading activities, or on a nonrecurring basis, such as measuring impairment on assets carried at amortized cost. We base our fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. These fair value measurements are based on the exit price notion and are determined by maximizing the use of observable inputs. However, for certain instruments, we must utilize unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in the measurement of fair value.
In instances where there is limited or no observable market data for the asset or liability, fair value measurements are based on internal models, third-party vendor pricing, broker pricing or a combination of these sources. The valuation models utilize external market information and vendor or broker pricing where available, and consider the economic and competitive environment, the characteristics of the asset or liability, recent prices for products we offer or issue, and other relevant internal and external factors. As with any valuation technique used to estimate fair value, changes in underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. Accordingly, these fair value estimates may not be realized in an actual sale or immediate settlement of the asset or liability.
Our fair value measurements are adjusted, where necessary, to incorporate the lack of market liquidity. Fair value measurements based on vendor or broker prices may reflect exit prices that inherently consider the lack of market liquidity. When the impact of illiquid markets has not already been incorporated in the fair value measurement, we adjust the vendor or broker price using internal models based on discounted cash flows. For certain residential MLHFS and certain securities where the significant inputs have become unobservable due to illiquid markets and vendor or broker pricing is not used, our discounted cash flow model uses a discount rate that reflects what we believe a market participant would require in light of the illiquid market.
Where markets are inactive and transactions are not orderly, transaction or quoted prices for assets or liabilities in inactive markets may require adjustment due to the uncertainty of whether the underlying transactions are orderly. For items that use price quotes in inactive markets, we analyze the degree of market inactivity and distressed transactions to determine the appropriate adjustment to the price quotes.
We continually assess the level and volume of market activity in our debt and equity security classes in determining adjustments, if any, to price quotes. Given market conditions can change over time, our determination of which securities markets are considered active or inactive can change. If we determine a market to be inactive, the degree to which price quotes require adjustment, can also change. See Note 18 (Fair Values of Assets and Liabilities) for discussion of the fair value hierarchy and valuation methodologies applied to financial instruments to determine fair value.

Private Share Repurchases
Private Share Repurchases
During 2018 and 2017, we repurchased approximately 94 million shares and approximately 89 million shares of our common stock, respectively, under private forward repurchase contracts and a written repurchase plan pursuant to Rule 10b5-1 of the Securities Exchange Act of 1934 that we executed in fourth quarter 2018. We enter into these stock repurchase transactions to complement our open-market common stock repurchase strategies, to allow us to manage our share repurchases in a manner consistent with our capital plans, currently submitted under the Comprehensive Capital Analysis and Review (CCAR), and to provide an economic benefit to the Company.
Our payments to the counterparties for the private forward repurchase contracts are recorded in permanent equity in the quarter paid and are not subject to re-measurement. The classification of the up-front payments as permanent equity assures that we have appropriate repurchase timing consistent with our capital plans, which contemplated a fixed dollar amount available per quarter for share repurchases pursuant to Federal Reserve Board (FRB) supervisory guidance. In return, the counterparty agrees to deliver a variable number of shares based on a per share discount to the volume-weighted average stock price over the contract period. There are no scenarios where the contracts would not either physically settle in shares or allow us to choose the settlement method. Our total number of outstanding shares of common stock is not reduced until settlement of the private forward repurchase contract. We had no unsettled private forward repurchase contracts at December 31, 2018, or December 31, 2017.
Under the Rule 10b5-1 repurchase plan, payments and receipt of repurchased shares settle on the same day and the shares repurchased reduce the total number of outstanding shares of common stock upon the settlement of each trade under the plan.

Subsequent Events
SUBSEQUENT EVENTS We have evaluated the effects of events that have occurred subsequent to December 31, 2018, and there have been no material events that would require recognition in our 2018 consolidated financial statements or disclosure in the Notes to the consolidated financial statements. On February 7, 2019, we experienced system issues caused by an automatic power shutdown at one of our main data center facilities. This power shutdown was triggered by a smoke alarm that resulted from a steam condition created by routine maintenance activities in the building. Although applications and related workloads were systematically re-routed to back-up data centers throughout the day, certain of our services experienced disruptions that delayed service to our customers. As an example, our online and mobile banking systems and certain ATM functions experienced disruptions for several hours, and certain critical mortgage origination systems experienced disruptions for several days. We are currently assessing these system issues and expect that the Company will incur costs associated with system enhancements that may be necessary to improve the speed of re-routing applications and related workloads to back-up data centers, help ensure that applications are fully operational to the extent an incident occurs, and reduce the likelihood of similar issues occurring in the future.

Available-for-Sale Debt Securities [Member]
Significant Accounting Policies [Line Items]
Marketable and Nonmarketable Securities, Policy [Policy Text Block]
AVAILABLE-FOR-SALE DEBT SECURITIES
Debt securities for which the Company does not have the postitive intent and ability to hold to maturity are classified as AFS. These AFS debt securities are reported at fair value with unrealized gains and losses, net of applicable income taxes, reported in cumulative OCI.
We conduct other-than-temporary impairment (OTTI) analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI is a decline in fair value below the amortized cost of the debt security.
An AFS debt security that has a decline in the fair value below the security’s amortized cost records OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.
Estimating recovery of the amortized cost basis of an AFS debt security is based upon an assessment of the cash flows expected to be collected. If the present value of cash flows expected to be collected, discounted at the security’s effective yield, is less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:

•	the length of time and the extent to which the fair value has been less than the amortized cost basis;

•	the historical and implied volatility of the fair value of the security;

•	the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;

•	the issuer’s financial condition, near-term prospects and ability to service the debt;

•	the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;

•
for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;

•	any change in rating agencies’ credit ratings at evaluation date from acquisition date and any likely imminent action;

•	independent analyst reports and forecasts, sector credit ratings and other independent market data; and

•	recoveries or additional declines in fair value subsequent to the balance sheet date.

If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery of amortized cost basis, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt security that is considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security’s amortized cost basis and the present value of its expected future cash flows discounted at the security’s effective yield. The remaining difference between the security’s fair value and the present value of expected future cash flows is due to all other factors. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.
Following the recognition of OTTI, the security’s new amortized cost basis is the previous basis minus the OTTI amount recognized in earnings.
We recognize realized gains and losses on the sale of AFS debt securities in net gains (losses) on debt securities using the specific identification method.
Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

Held-to-Maturity Debt Securities [Member]
Significant Accounting Policies [Line Items]
Marketable and Nonmarketable Securities, Policy [Policy Text Block]
HELD-TO-MATURITY DEBT SECURITIES Debt securities for which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity (HTM). These HTM debt securities are reported at historical cost adjusted for amortization of premiums and accretion of discounts. We recognize OTTI when there is a decline in fair value and we do not expect to recover the entire amortized cost basis of the debt security. The amortized cost is written-down to fair value with the credit loss component recorded to earnings and the remaining component recognized in OCI. The OTTI assessment related to intent to sell, required to sell, whether we expect recovery of the amortized cost basis and determination of any credit loss component recognized in earnings for HTM debt securities is the same as described for AFS debt securities. AFS debt securities transferred to the HTM classification are recorded at fair value and the unrealized gains or losses resulting from the transfer of these securities continue to be reported in cumulative OCI. The unamortized OCI balance is amortized into earnings over the remaining life of the security using the effective interest method. The HTM amortized cost basis used in the OTTI analysis includes the unamortized OCI balances related to previous security transfers.

Trading Activities [Member]
Significant Accounting Policies [Line Items]
Marketable and Nonmarketable Securities, Policy [Policy Text Block]

Trading Activities
We engage in trading activities to accommodate the investment and risk management activities of our customers. These activities predominantly occur in our Wholesale Banking businesses and to a lesser extent other divisions of the Company. The assets and liabilities classified as trading include debt securities, loans, equity securities, derivatives and short sales, which are reported within the balance sheet line item based on the form of the instrument. In addition, debt securities that are held for investment purposes that we have elected to account for under the fair value method, are classified as trading.
Our trading assets and liabilities are carried on the balance sheet at fair value with changes in fair value recognized in net gains from trading activities and interest income and interest expense recognized in net interest income.
Customer accommodation trading activities include our actions as an intermediary to buy and sell financial instruments and market-making activities. We also take positions to manage our exposure to customer accommodation activities. We hold financial instruments for trading in long positions (assets), as well as short positions where we sold financial instruments we have not yet purchased (liabilities), to facilitate our trading activities. As an intermediary we interact with market buyers and sellers to facilitate the purchase and sale of financial instruments to meet the anticipated or current needs of our customers. For example, we may purchase or sell a derivative to a customer who wants to manage interest rate risk exposure. We typically enter into an offsetting derivative or security position to manage our exposure to the customer transaction. We earn income based on the transaction price difference between the customer transaction and the offsetting position, which is reflected in the fair value changes of the positions recorded in the net gains from trading activities.
Our market-making activities include taking long and short trading positions to facilitate customer order flow. These activities are typically executed on a short-term basis. As a market-maker we earn income due to: (1) difference between the price paid or received for the purchase and sale of the security (bid-ask spread), (2) the net interest income of the positions, and (3) the changes in fair value of the trading positions held on our balance sheet. Additionally, we may enter into separate derivative or security positions to manage our exposure related to our long and short trading positions taken in our market-making activities. Income earned on these market-making activities are reflected in the fair value changes of these positions recorded in net gains from trading activities.

Debt securities [Member]
Significant Accounting Policies [Line Items]
Marketable and Nonmarketable Securities, Policy [Policy Text Block]	Debt Securities Our investments in debt securities that are not held for trading purposes are classified as either debt securities available-for-sale (AFS) or held-to-maturity (HTM).
Equity securities [Member]
Significant Accounting Policies [Line Items]
Marketable and Nonmarketable Securities, Policy [Policy Text Block]
Equity Securities
Marketable equity securities have readily determinable fair values and include, but are not limited to securities used in our trading activities. Marketable equity securities are recorded at fair value with unrealized gains and losses, due to changes in fair value, reflected in earnings. Unrealized gains and losses are recognized in net gains from trading activities for equity securities related to our trading activities and net gains from equity securities for the remaining securities. Realized gains and losses are recognized in net gains from trading activities for equity securities related to our trading activities and net gains from equity securities for the remaining securities. Interest and dividend income from marketable equity securities is recognized in interest income.
Nonmarketable equity securities do not have readily determinable fair values, and do not include investments for which we hold a controlling interest in the investee. These securities are accounted for under one of the following accounting methods:

•	Fair Value: This method is an election. The securities are recorded at fair value with unrealized gains or losses reflected in earnings;

•
Equity Method: We use this method when we have the ability to exert significant influence over the investee. These securities are carried at cost and adjusted for our share of the investee’s earnings or losses, less any impairments;

•
Cost Method: This method is required for specific securities, such as Federal Reserve Bank stock and Federal Home Loan Bank stock. These investments are held at their cost minus impairment. If impaired, the carrying value is written down to the fair value of the security;

•
Measurement Alternative: This method is followed by all remaining nonmarketable equity securities. These securities are carried at cost less impairment, and adjusted up or down to fair value upon the occurrence of orderly observable transactions of the same or similar security of the same issuer.

Our review for impairment for equity method, cost method and measurement alternative securities typically includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, the expectations of cash flows, capital needs and the viability of its business model. For equity method and cost method investments, we reduce the asset’s carrying value when we consider declines in value to be other than temporary. For securities accounted for under the measurement alternative, we reduce the asset value when the fair value is less than carrying value, without the consideration of recovery. We recognize all estimated impairment losses as an unrealized loss recorded in net gains on equity securities.
Realized gains and losses on the sale of nonmarketable equity securities are recognized in net gains on equity securities.

Accounting Standards Update 2018-14 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2018-14 changes the disclosure requirements for our defined benefit pension and postretirement plans. We are eliminating two disclosures that are no longer considered beneficial: (1) information related to amounts in accumulated other comprehensive income to be recognized in the next year as benefit cost and (2) the effect of one-percentage point change on assumed health care cost trend rates. We have added two disclosures: (1) the weighted-average interest crediting rates for plans with promised interest crediting rates, and (2) explanations for significant gain and losses related to changes in the benefit obligation. We early adopted this change in fourth quarter 2018.

Accounting Standards Update 2018-02 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2018-02 allows a reclassification to update amounts in accumulated other comprehensive income to an appropriate tax rate under the Tax Cuts & Jobs Act. In 2018, we reclassified $400 million resulting in a reduction of accumulated other comprehensive income and an increase to retained earnings. For additional information, see Note 25 (Other Comprehensive Income). We have finalized our provisional tax estimates based on the completion of our U.S. tax filings in fourth quarter 2018.

Accounting Standards Update 2017-09 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2017-09 clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the ASU, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The Update is applied to awards modified on or after the adoption date and accordingly, did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2017-07 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2017-07 requires that the service cost component of net benefit cost be reported in the same line item as other compensation costs arising from services rendered by employees during the period, and the other pension cost components (interest cost, expected return on plan assets and amortization of actuarial gains and losses) be presented in the income statement separate from the service cost component. The income statement line item used to present the other pension cost components must be disclosed. We adopted this change in first quarter 2018. The Update did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2017-05 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2017-05 provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with non-customers. The ASU applies to nonfinancial assets, including real estate (e.g., buildings, land, windmills, solar farms), ships and intellectual property. We adopted this change in first quarter 2018. The Update did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2017-01 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2017-01 requires that when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the assets acquired would not represent a business. We adopted this change in first quarter 2018. The Update is applied prospectively and did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2016-18 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2016-18 requires that restricted cash and cash equivalents are included with the total cash and cash equivalents in the consolidated statement of cash flows. In addition, the nature of any restrictions will be disclosed in the footnotes to the financial statements. We adopted this change in first quarter 2018. Our retrospective adoption includes changes to our presentation of cash and cash equivalents in our consolidated statement of cash flows to include both cash and due from banks as well as interest-earning deposits with banks. In addition, we had corresponding changes on our consolidated balance sheets.

Accounting Standards Update 2016-16 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2016-16 requires us to recognize the income tax effects of intercompany sales and transfers of assets other than inventory in the period in which the transfer occurs. We adopted this change in first quarter 2018. The Update did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2016-15 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice for reporting in the statement of cash flows. We adopted this change in first quarter 2018. The Update did not have a material impact on our consolidated financial statements.

Accounting Standards Update 2016-04 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2016-04 modifies the accounting for certain prepaid card products to require the recognition of breakage. Breakage represents the estimated amount that will not be redeemed by the cardholder for goods or services. We adopted this change in first quarter 2018. Upon adoption, we recorded a cumulative-effect adjustment that increased retained earnings, given estimated breakage, by $20 million.

Accounting Standards Update 2016-01 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2016-01 changes the accounting for certain equity securities to record at fair value with unrealized gains or losses reflected in earnings, as well as improve the disclosures of equity securities and the fair value of financial instruments. The Update also requires that for purposes of disclosing the fair value of financial instruments recorded at amortized cost, including loans and long-term debt, the valuation methodology is based on an exit price notion.
We adopted the Update in first quarter 2018 and recorded a cumulative-effect adjustment as of January 1, 2018, that increased retained earnings by $106 million as a result of a transition adjustment to reclassify $118 million in net unrealized gains from other comprehensive income to retained earnings, partially offset by a transition adjustment to decrease retained earnings by $12 million primarily to adjust the carrying value of our auction rate securities from cost to fair value. No transition adjustment was recorded for investments changed to the measurement alternative (described below), which was applied prospectively.
As a result of adopting this ASU, our investments in marketable equity securities, including those previously classified as available-for-sale, are accounted for at fair value with unrealized gains or losses reflected in earnings. Additionally, our share of unrealized gains or losses related to marketable equity securities held by our equity method investees are reflected in earnings. Prior to adoption, such unrealized gains and losses were reflected in other comprehensive income. Our investments in nonmarketable equity securities previously accounted for under the cost method of accounting, except for Federal Reserve Bank stock, are now accounted for either at fair value with unrealized gains and losses reflected in earnings or using the measurement alternative. The measurement alternative is similar to the cost method of accounting, except the carrying value is adjusted through earnings for impairment, if any, and changes in observable and orderly transactions in the same or similar investment. We account for substantially all of our private equity investments, previously using the cost method of accounting, now under the measurement alternative. Our auction rate securities portfolio is now accounted for at fair value with unrealized gains or losses reflected in earnings.
In connection with our adoption of this Update, we have modified our balance sheet and income statement presentation to report marketable and nonmarketable equity securities and their results separately from debt securities by now reporting all equity securities in a new line labeled “Equity securities” in both the balance sheet and income statement. Additionally we now report loans held for trading purposes in loans held for sale and have reclassified net gains and losses on marketable equity securities used as economic hedges of deferred compensation obligations from “Net gains for trading activities” to “Net gains from equity securities”. All prior periods have been revised to conform to these changes in reporting.
Table 1.1 provides a summary of our reporting changes implemented in connection with our adoption of ASU 2016-01 in first quarter 2018.
Table 1.1: Summary of Reporting Changes

Financial instrument or transaction type	As previously reported	Revised reporting
Balance Sheet
Marketable equity securities	Trading assets and available for sale investment securities	Equity securities (new caption)
Nonmarketable equity securities	Other assets	Equity securities (new caption)
Loans held for trading	Trading assets	Loans held for sale
Debt securities held for trading	Trading assets	Debt securities (formerly “Investment securities”)

Income Statement
Interest income:
Marketable equity securities	Trading assets and investment securities	Equity securities (new caption)
Nonmarketable equity securities	Other	Equity securities (new caption)
Loans held for trading	Trading assets	Loans held for sale
Debt securities held for trading	Trading assets	Debt securities (formerly “Investment securities”)
Noninterest income:
Deferred compensation gains (1)	Net gains from trading activities	Net gains from equity securities

(1)	Reclassification of net gains and losses on marketable equity securities economically hedging our deferred compensation obligations.
Table 1.2 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.2: Accounting Model for Financial Assets and Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Cost	N/A
Interest-earning deposits with banks	Cost	N/A
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 4: Trading Activities Note 18: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities Note 18: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities
Mortgage loans held for sale	FV-NI (1) LOCOM (3)	Note 18: Fair Values of Assets and Liabilities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 18: Fair Values of Assets and Liabilities
Loans	Amortized cost FV-NI (1)	Note 6: Loans and Allowance for Credit Losses Note 18: Fair Values of Assets and Liabilities
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 4: Trading Activities Note 17: Derivatives Note 18: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 4: Trading Activities Note 8: Equity Securities Note 18: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Cost method Equity method MA (4)	Note 4: Trading Activities Note 8: Equity Securities Note 18: Fair Values of Assets and Liabilities
Other assets	Amortized cost (5)	Note 7: Premises, Equipment, Lease Commitments and Other Assets
Deposits	Amortized cost	N/A
Short-term borrowings	Amortized cost	N/A
Long-term debt	Amortized cost	N/A

(1)	FV-NI represents the fair value through net income accounting model.

(2)	FV-OCI represents the fair value through other comprehensive income accounting model.

(3)	LOCOM represents the lower of cost or fair value accounting model.

(4)	MA represents the measurement alternative accounting model.

(5)	Other assets are generally carried at amortized cost, except for bank-owned life insurance which is carried at cash surrender value.

Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
New Accounting Pronouncements, Policy [Policy Text Block]
ASU 2014-09 modifies the guidance used to recognize revenue from contracts with customers for transfers of goods or services and transfers of non-financial assets, unless those contracts are within the scope of other guidance. We adopted the Update in first quarter 2018, and upon a modified retrospective adoption, we recorded a cumulative-effect adjustment as of January 1, 2018, that decreased retained earnings by $32 million, due to changes in the timing of revenue for corporate trust services that are provided over the life of the associated trust. In addition, we changed the presentation of some costs such that underwriting expenses of our broker-dealer business that were previously netted against revenue are now included in noninterest expense, and card payment network charges that were previously included in noninterest expense are now netted against card fee revenue.